Income Taxes (Tables)	12 Months Ended
Apr. 30, 2019
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Summary of Earning Before Income Taxes

For the year ended April 30,	2019	2018	2018
(Loss) Earnings before income taxes	$(9,575)	$(17,945)	$4,361
Income tax expense (recovery) at statutory rate	(2,532)	(5,981)	1,134
Difference from higher statutory tax rates on earnings of foreign subsidiaries	1,749	(917)	—
Losses expired	1,426	—	—

Permanent Difference	1,550	—	(1,286)
Effect of Mexican mining royalty tax (SMD) on deferred income tax liabilities	—	(375)	(3,568)
Recognition of previously unrecognized non-capital loss carry forward and other deductible tax benefits	36	1,328	859

Income tax (recovery) expense	$2,229	$(5,945)	$(2,861)

Summary of Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	April 30, 2019	April 30, 2018
Deferred income tax assets (liabilities):
Mining interest, plant and equipment	$(6,787)	$(4,235)
Payments to defer	(286)	(172)
Insurance	(16)	(14)
Reclamation and closure costs provision	991	956
Exploration assets	932	(368)
Expenses reserve	120	255
Pension-fund reserve	118	200
Deferred mining tax	(1,641)	(1,193)
Non-capital losses and other deductible tax benefits	3,504	5,316
Plant and equipment	536	—
Other	—	(748)

Deferred income tax liabilities, net	$(2,529)	$(3)

	April 30, 2019	April 30, 2018
Non-Capital losses	$11,586	$7,580
Property and equipment	1,828	—
Exploration and evaluation assets	22,240	22,497

	$35,654	$30,077